SCHEDULE OF OTHER ACCOUNT LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other accounts liabilities	$ 217,643	$ 295,035	$ 383,554
Employees and Related Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other accounts liabilities		96,516	199,008
Accrued Expenses [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other accounts liabilities		132,208	141,799
Operating Lease Liabilities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other accounts liabilities		$ 66,311	$ 42,747